SEGMENT REPORT	12 Months Ended
Dec. 31, 2013
SEGMENT REPORT [Abstract]
SEGMENT REPORT

5. SEGMENT REPORT

During the third quarter of 2013, the Group changed its organizational structure as part of its transformation to a products manufacturing and downstream projects developing company. As a result of these changes, information that the Group's chief operating decision maker regularly reviews for purposes of allocating resources and assessing performance changed. Therefore, the Group is reporting its financial performance based on the new segments: manufacturing segment and solar projects segment.

The Group did not start the construction of solar projects until late 2011. During the year ended December 31, 2011, total operating expenses incurred was RMB149,894 and no revenue was recognized as the construction was still in process. The following table set forth the results of operations of the segments and reconciliation with consolidated results of operations only for the years ended December 31, 2012 and 2013:

	For the year ended December 31,
	2012				2013
	RMB				RMB
	Manufacturing	Solar projects	Elimination(1)	Total	Manufacturing	Solar projects	Elimination	Total
Revenues	4,909,005,407	1,607,066	(115,844,024)	4,794,768,449	7,369,293,690	76,719,737	(367,174,912)	7,078,838,515
Gross profit/(loss)	237,322,339	(3,986,799)	(1,098,425)	232,237,115	1,440,916,302	45,863,937	(49,428,832)	1,437,351,407
Interest expense, net	(221,719,806)	-	-	(221,719,806)	(209,340,372)	(14,036,530)	-	(223,376,902)
Loss/(Income) before income taxes	(1,526,557,907)	(25,061,043)	(1,098,425)	(1,552,717,375)	282,959,050	19,467,078	(68,786,825)	233,639,303

	As of December 31,
	2012				2013
	RMB				RMB
	Manufacturing	Solar projects	Elimination(2)	Total	Manufacturing	Solar projects	Elimination	Total
Total assets	7,719,329,082	798,992,874	(146,001,635)	8,372,320,321	10,309,643,591	2,218,556,658	(1,916,975,178)	10,611,225,071

(1) Elimination refers to the elimination of revenue and profit from the sale of solar modules from the manufacturing segment to the solar project segment.

(2) Elimination refers to the elimination of unsettled receivables of the manufacturing segment and unsettled payables of the solar projects segment resulting from the above sales of solar modules.